SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Share-based Payment Arrangement, Expensed and Capitalized, Amount
The share-based compensation expense recognized in the Company’s consolidated statements of operations are as follow:

	December 31, 2023	December 31, 2022	December 31, 2021
Cost of sales	$—	$72	$437
Research and development	8,397	13,188	208,935
Selling, general and administrative	7,881	13,632	238,705
	$16,278	$26,892	$448,077

Share-based Payment Arrangement, Option, Activity
A summary of option balances under the 2021 and 2011 Share Incentive Plan as of December 31, 2023, and changes during the year then ended are as follows:

	Number of options	Weighted-average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in thousands) (1)
Outstanding at January 1, 2023	3,516,256	$5.70	7.30	$20,646
Granted	283,175	$0.03
Exercised	(119,122)	$1.09
Forfeited	(154,715)	$16.65
Cancelled	—	$—
Outstanding at December 31, 2023	3,525,594	$5.02	6.50	$13,250
Exercisable at December 31, 2023	3,288,211	$5.35	6.21	$12,039
(1) Intrinsic value is calculated as the difference between the fair value of REE’s Class A ordinary shares as of the end of each reporting period and the exercise price of the option.

Share-based Payment Arrangement, Option, Exercise Price Range
The following tables summarize information about the Company's outstanding and exercisable options granted to employees as of December 31, 2023:

			Outstanding Options			Exercisable Options
Range of exercise prices			Number of outstanding options	Weighted-average remaining contractual term (in years)	Weighted-average exercise price	Number of exercisable options	Weighted-average remaining contractual term (in years)	Weighted-average exercise price
$0.00	-	$0.60	2,047,097	4.46	$0.00	1,810,278	4.02	$0.00
$0.60	-	$1.50	682,702	0.86	$0.23	682,702	0.92	$0.25
$1.50	-	$3.00	24,032	0.03	$0.02	24,032	0.03	$0.02
$30.00	-	$30.00	675,503	1.09	$2.53	675,281	1.17	$2.71
$30.00	-	$292.20	96,260	0.06	$2.24	95,918	0.06	$2.36
Total			3,525,594	6.50	$5.02	3,288,211	6.21	$5.35

Share-based Payment Arrangement, Restricted Stock Unit, Activity
Restricted share units activity

The following table summarizes restricted share units activity:

	Number of restricted share units outstanding	Weighted-average ordinary fair value per share at grant date
Outstanding at January 1, 2023	128,108	$68.70
Granted	873,496	9.67
Vested	(105,988)	47.20
Forfeited	(73,375)	72.04
Expired	—	—
Outstanding at December 31, 2023	822,241	$11.85